Restricted Cash (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash - restricted	$ 74,202	$ 0
Unsecured Debt Principle Balance	3,991,209
Long-term Debt, Gross	14,000	1,749,764	605,000
Unsecured Debt [Member]
Repayments	(2,714,748)	(75,285)
Long-term Debt, Gross	$ 4,041,809	$ 2,380,315	$ 78,249	$ 30,000